Aristotle Portfolio Optimization Moderate Conservative Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$3,771,733	$25,177,960	$(917,134)	$(6,228)	$108,716	$28,135,047	$214,807	$-	3,219,113
Aristotle Core Equity Fund - Class I	17,171,996	5,074,822	(843,247)	(57,570)	2,661,178	24,007,179	-	-	1,567,048
Aristotle Core Income Fund - Class I	63,784,244	2,344,492	(24,077,773)	(178,718)	286,433	42,158,678	588,149	-	4,355,235
Aristotle Floating Rate Income Fund - Class I	5,654,825	86,312	(2,931,277)	(34,951)	50,184	2,825,093	84,573	-	300,222
Aristotle Growth Equity Fund - Class I	13,432,833	4,260	(4,801,080)	440,466	1,352,163	10,428,642	-	-	645,736
Aristotle High Yield Bond Fund - Class I	13,049,257	1,459,161	(592,697)	(11,674)	317,783	14,221,830	228,269	-	1,527,586
Aristotle International Equity Fund - Class I	9,202,502	3,723,655	(2,803,923)	157,887	1,027,686	11,307,807	-	-	891,080
Aristotle Short Duration Income Fund - Class I	9,408,744	5,210,908	(561,890)	(386)	60,574	14,117,950	142,043	-	1,377,361
	$135,476,134	$43,081,570	$(37,529,021)	$308,826	$5,864,717	$147,202,226	$1,257,841	$-	13,883,381